Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Summary of Compensation of Key Management

The remuneration of directors and members of the executive management team was as follows:

	For the years ended December 31,
	2018 $	2017 $
Stock-based compensation	2,410	8,507
Salaries, benefits and directors' fees included in general and administrative expenses	2,636	3,132
Salaries and benefits included in exploration expenditures	547	368
Salaries and benefits capitalized to Investment in the Joint Venture	812	127
	6,405	12,134

	As at December 31,	As at December 31,
	2018 $	2017 $
Total due to directors and executive team	164	265